Selling and Administrative Expenses	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Selling and Administrative Expenses
7. SELLING AND ADMINISTRATIVE EXPENSES

	2021	2020	2019
Managers and directors’ compensation fees	465,247	440,421	487,374
Fees and compensation for services	370,860	436,313	352,649
Salaries, wages, and social security contributions	1,438,159	1,293,074	1,680,871
Transport and traveling expenses	33,779	28,779	86,502
Data processing	185,719	94,951	117,350
Advertising expenses	311,901	116,845	125,217
Taxes, duties, contributions, and commissions	1,578,868	1,324,788	1,504,247
Depreciation and amortization	371,822	430,422	347,899
Preservation and maintenance	14,399	16,836	25,935
Communications	42,261	45,394	53,687
Leases	25,676	18,548	32,211
Employee benefits	53,738	49,940	59,886
Water, natural gas, and energy services	3,753	6,226	7,751
Freight	971,101	690,054	566,778
Insurance	145,568	114,015	88,150
Allowance for doubtful accounts	196,384	9,059	96,284
Security	13,341	12,015	10,919
Others	106,146	86,811	99,944

Total	6,328,722	5,214,491	5,743,654